LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease expiration date Holon, Israel office	Jan. 31, 2025
Period of additional term	24 months
Decrease of value of right of use asset		$ 344
Lease expense	$ 1,993	2,846	$ 4,441
Sublease income	3,598	2,533	2,838
Cash paid for measurement of lease liabilities	$ 6,191	$ 5,880	$ 8,465